Accounts Payable	6 Months Ended
Sep. 30, 2024
Accounts Payable [Abstract]
Accounts Payable
16	Accounts Payable

The components of accounts payable were as follows:

(In USD)

As at	September 30, 2024	March 31, 2024
Accounts payable towards related parties	$152,435	$152,435
Accounts Payable towards others*	15,750,725	14,279,152
Total Accounts Payable	$15,903,160	$14,431,587

*	The Company carried out negotiations with its vendors which resulted in a short-term deferral in payments or/and reduction in outstanding liability. The Company has accounted for this transaction as troubled debt restructuring under ASC 470-60 (Refer Note 5), resulting in net gain amounting to $236,447 during the three months ended September 30, 2024.